Basis of Presentation	6 Months Ended
Jun. 30, 2011
Basis of Presentation [Abstract]
Basis of Presentation

Note 1   Basis of Presentation

BankUnited, Inc. ("BKU") is the holding company for BankUnited ("BankUnited" or the "Bank"), a federally chartered, federally insured savings association headquartered in Miami Lakes, Florida. On May 21, 2009, BankUnited was granted a savings association charter and the newly formed bank acquired substantially all of the assets and assumed all of the non-brokered deposits and substantially all of the other liabilities of BankUnited, FSB from the Federal Deposit Insurance Corporation ("FDIC") in a transaction referred to as the "Acquisition".  In connection with the Acquisition, the Bank entered into loss sharing agreements with the FDIC ("Loss Sharing Agreements") that cover single family residential mortgage loans, commercial real estate, commercial and industrial and consumer loans, certain investment securities and other real estate owned ("OREO"), collectively referred to as the "covered assets".  Pursuant to the terms of the Loss Sharing Agreements, the covered assets are subject to a stated loss threshold whereby the FDIC will reimburse the Bank for 80% of losses of up to $4.0 billion, and 95% of losses in excess of this amount, beginning with the first dollar of loss incurred.

BankUnited, Inc.'s wholly owned subsidiaries include BankUnited and BankUnited Investment Services, Inc. (collectively the "Company"). BankUnited provides a full range of banking and related services to individual and corporate customers through 81 branch offices located in 13 Florida counties.

The accompanying unaudited consolidated financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information and the instructions to Form 10-Q and Article 10 of Regulation S-X of the Securities and Exchange Commission (the "SEC").  Accordingly, they do not include all of the information and footnotes required for a fair presentation of financial position, results of operations and cash flows in conformity with U.S. generally accepted accounting principles ("GAAP") and should be read in conjunction with the Company's consolidated financial statements and the notes thereto appearing in the Company's Annual Report on Form 10-K for the year ended December 31, 2010 filed with the SEC.  In the opinion of management, all adjustments, consisting of normal recurring adjustments, considered necessary for a fair presentation have been included.  Operating results for the six months ended June 30, 2011 are not necessarily indicative of the results that may be expected in future periods.

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, and expenses and disclosures of contingent assets and liabilities. Management has made significant estimates in certain areas, such as the allowance for loan losses, the amount and timing of expected cash flows from covered assets and the FDIC indemnification asset, the valuation of OREO, the valuation of deferred tax assets, the evaluation of investment securities for other than-temporary impairment and the fair values of financial instruments.  Actual results could differ from these estimates.

Certain amounts for the prior period have been reclassified to conform to the current period presentation.